OTHER NON-CURRENT LIABILITIES (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
OTHER NON-CURRENT LIABILITIES
Warranty-non-current	¥ 12,795,511		¥ 9,547,294
Refundable deposits from franchised stores-non-current	146,405		150,547
Other non-current liabilities	¥ 12,941,916	$ 1,850,669	¥ 9,697,841